CONVERTIBLE BONDS - Schedule of recognition and movements of convertible bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Interest paid (cash flow)	$ (3,952)	$ (4,448)	$ (2,142)
2025 Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings at the beginning of the period	140,886	151,767
Interest paid (cash flow)	(3,952)	(4,448)
Amortization transaction cost	784	849
Accrued interest	3,952	4,447
Currency translation	(8,284)	(11,729)
Borrowings at the end of the period	133,386	140,886	$ 151,767
- Current portion	1,768	1,879
- Non-current portion	$ 131,618	$ 139,007